Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth additional compensation information for our CEO and our other Named Executives (Other NEOs) (averaged) along with total shareholder return, net income, and Adjusted EBITDA performance results for fiscal 2023, 2022, 2021 and 2020.
	Summary Comp. Table Total for David W. Huml ($)(1)	Summary Comp. Table Total for H. Chris Killingstad ($)(1)	Comp. Actually Paid to David W. Huml ($)(1)(2)	Comp. Actually Paid to H. Chris Killingstad ($)(1)(2)	Average Summary Comp. Table Total for Non-CEO NEOs ($)(1)	Average Comp. Actually Paid to Non-CEO NEOs ($)(1)(2)	Year-end value of $100 invested on 12/31/2019 in:		Net Income (in millions) ($)	Adjusted EBITDA (in millions) ($)(4)
Year							Tennant Company ($)	S&P 500 Industrials (Sector) (TR) ($)(3)
2023	5,520,144	—	11,455,574	—	1,630,200	2,572,789	125.54	150.20	109.5	192.9
2022	4,104,578	—	2,122,227	—	1,325,442(5)	729,779(5)	82.27	127.15	66.3	133.7
2021	4,303,328	2,709,314	4,921,346	4,658,162	1,375,494	1,482,689	106.64	134.52	64.9	140.2
2020	—	4,245,227	—	405,184	1,199,543	202,581	91.24	111.06	33.7	119.4

(1)
For 2023, the CEO was David W. Huml (“Current CEO”) and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Kristin A. Erickson, and Barbara A. Balinski.

For 2022, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.
For 2021, the CEO was H. Chris Killingstad (“Prior CEO”) until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.
(2)
For 2023, compensation actually paid (“CAP”) was determined by making the following adjustments to SCT totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,520,144	1,630,200
Adjustments:
SCT Stock and Option Amounts	(2,728,065)	(626,019)
Year-end fair value of unvested awards granted in the current year	5,431,415	1,042,493
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,060,208	383,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2023	1,164,333	257,043
Forfeitures during current year equal to prior year-end fair value	—	(116,465)
Dividends on vesting of restricted stock grants	7,539	1,724
Compensation Actually Paid	11,455,574	2,572,789
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.
(3)
Company and peer group total shareholder return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed with the Commission on February 22, 2024.

(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA $”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2023 – 2023 Incentive Plan Structure.”

(5)
These amounts were revised from the corresponding amounts reported in the prior year’s proxy statement, which inadvertently understated these amounts. The corrected amounts are reflected in the table above and the pay versus performance graphical comparisons presented below.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2023, the CEO was David W. Huml (“Current CEO”) and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Kristin A. Erickson, and Barbara A. Balinski.

For 2022, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.
For 2021, the CEO was H. Chris Killingstad (“Prior CEO”) until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.

Peer Group Issuers, Footnote
(3)
Company and peer group total shareholder return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed with the Commission on February 22, 2024.

Adjustment To PEO Compensation, Footnote
(2)
For 2023, compensation actually paid (“CAP”) was determined by making the following adjustments to SCT totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,520,144	1,630,200
Adjustments:
SCT Stock and Option Amounts	(2,728,065)	(626,019)
Year-end fair value of unvested awards granted in the current year	5,431,415	1,042,493
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,060,208	383,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2023	1,164,333	257,043
Forfeitures during current year equal to prior year-end fair value	—	(116,465)
Dividends on vesting of restricted stock grants	7,539	1,724
Compensation Actually Paid	11,455,574	2,572,789
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Non-PEO NEO Average Total Compensation Amount	$ 1,630,200	$ 1,325,442	$ 1,375,494	$ 1,199,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,572,789	729,779	1,482,689	202,581
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2023, compensation actually paid (“CAP”) was determined by making the following adjustments to SCT totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,520,144	1,630,200
Adjustments:
SCT Stock and Option Amounts	(2,728,065)	(626,019)
Year-end fair value of unvested awards granted in the current year	5,431,415	1,042,493
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,060,208	383,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2023	1,164,333	257,043
Forfeitures during current year equal to prior year-end fair value	—	(116,465)
Dividends on vesting of restricted stock grants	7,539	1,724
Compensation Actually Paid	11,455,574	2,572,789
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Measures for 2023
Adjusted EBITDA $(1) Adjusted EBITDA %(1) Total Revenue 3-Year Average Incentive ROIC(1) 3-Year Average Incentive Cumulative Earnings Per Share(1)

Total Shareholder Return Amount	$ 125.54	82.27	106.64	91.24
Peer Group Total Shareholder Return Amount	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 109,500,000	$ 66,300,000	$ 64,900,000	$ 33,700,000
Company Selected Measure Amount	192,900,000	133,700,000	140,200,000	119,400,000
PEO Name	David W. Huml
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA $
Non-GAAP Measure Description
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA $”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2023 – 2023 Incentive Plan Structure.”

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA %
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	3-Year Average Incentive ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	3-Year Average Incentive Cumulative Earnings Per Share
David W. Huml [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,520,144	$ 4,104,578	$ 4,303,328
PEO Actually Paid Compensation Amount	11,455,574	2,122,227	4,921,346
H. Chris Killingstad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,709,314	4,245,227
PEO Actually Paid Compensation Amount			$ 4,658,162	$ 405,184
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,728,065)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,431,415
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,060,208
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,164,333
PEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends on vesting of restricted stock grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,539
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,019)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,042,493
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,813
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,043
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,465)
Non-PEO NEO | Dividends on vesting of restricted stock grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,724